ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Trade accounts receivable	$26,337,418	$23,403,393
Less: allowance for expected credit losses	(4,986,337)	(3,768,902)
Accounts receivable, net	$21,351,081	$19,634,491
Current portion	$18,011,916	$15,327,945
Non-current portion	$3,339,165	$4,306,546

The non-current portion represents trade receivables to be collected beyond one year due to the payment terms negotiated between the Company and its customers.

The movement of allowance of for expected credit losses for the six months ended March 31, 2026 and 2025 was as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$3,768,902	$2,393,968
Addition during the six-month period	1,100,734	1,626,922
Exchange differences	116,701	(56,962)
Balance at end of the period	$4,986,337	$3,963,928